Expense Example (American Growth Trust, USD $)	12 Months Ended
May 01, 2011
Series I, American Growth Trust
Expense Example:
Year 1	$ 98
Year 3	306
Year 5	531
Year 10	1,178
Series II, American Growth Trust
Expense Example:
Year 1	113
Year 3	353
Year 5	612
Year 10	1,352
Series III, American Growth Trust
Expense Example:
Year 1	62
Year 3	195
Year 5	340
Year 10	$ 762